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                                                               SUPPLEMENT DATED
                                                               SEPTEMBER 1, 1998

                                 SUPPLEMENT TO

                          MONYMASTER VARIABLE ANNUITY

                          PROSPECTUS DATED MAY 1, 1998
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

     On and after September 1, 1998, the Contracts offered by this prospectus are available for use by individuals in retirement plans that qualify for special federal income tax treatment under Section 408A of the Internal Revenue Code of 1986 ("Code"). Section 408A of the Code created what is commonly referred to as the "ROTH IRA".

     Section 408A of the Code permits eligible individuals to contribute to newly established Roth IRAs as well as to convert previously established Individual Retirement Accounts to Roth IRAs (commonly referred to as "Roth Conversion IRAs"). Both Roth IRAs and Roth Conversion IRAs are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence.

(Form No. 13453 SL)  (5/98)                                    Reg. No. 33-20453
(Form No. 13454 SL)
(Form No. 13455 SL)  (5/98)                                    Reg. No. 33-37722
(Form No. 13456 SL)